Consolidated Statements of Income and Comprehensive Income - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Income and Comprehensive Income
Revenue (note 12)	$ 1,020.2	$ 844.1
Costs of sales
Costs of sales (note 13)	158.8	144.8
Depletion and depreciation	241.0	263.2
Total costs of sales	399.8	408.0
Gross profit	620.4	436.1
Other operating expenses (income)
Impairment charges and reversals (note 8)	262.1
General and administrative expenses	28.8	28.8
Gain on sale of gold bullion	(7.0)	(2.9)
Total other operating expenses	283.9	25.9
Operating income	336.5	410.2
Foreign exchange gain (loss) and other income (expenses)	2.8	2.8
Income before finance items and income taxes	339.3	413.0
Finance items (note 15)
Finance income	3.7	3.5
Finance expenses	(3.5)	(10.6)
Net income before income taxes	339.5	405.9
Income tax expense (note 16)	13.3	61.8
Net income	326.2	344.1
Items that may be reclassified subsequently to profit and loss:
Currency translation adjustment	19.6	32.3
Items that will not be reclassified subsequently to profit and loss:
Gain on changes in the fair value of equity investments at fair value through other comprehensive income ("FVTOCI"), net of income tax (note 6)	43.8	9.9
Other comprehensive income	63.4	42.2
Comprehensive income	$ 389.6	$ 386.3
Basic earnings per share (in dollars per share)	$ 1.71	$ 1.83
Diluted earnings per share (in dollars per share)	$ 1.71	$ 1.83
Weighted average basic number of shares outstanding	190.3	187.7
Weighted average diluted number of shares outstanding	190.7	188.0